Other assets and assets classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Other assets and assets classified as held for sale [abstract]
Other assets and assets classified as held for sale

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Prepayments	23,767	19,552
Prepayments to related parties	44,806	26,777

	68,573	46,329